Share capital (Tables)	12 Months Ended
Apr. 30, 2026
Schedule of share capital shares

	Number of shares	Par value	Authorized share capital
		USD	USD
Authorized share capital
Ordinary shares of USD0.000025 each	20,000,000,000	0.000025	500,000

	Number of shares	SGD	USD
Issued and paid-up share capital
Balance as of May 1, 2024 and April 30, 2025	33,350,000	1,088	854
Issuance of ordinary shares for initial public offering, net of related expenses	1,650,000	53	42
Balance as of April 30, 2026	35,000,000	1,141	896